Share-based Compensation - Additional Information (Detail) ¥ in Thousands		12 Months Ended
	Oct. 31, 2022 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 08, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		¥ 550,535	¥ 710,486	¥ 379,948
Common stock par or stated value per share | $ / shares									$ 0.00001
Share Based Compensation Expense		¥ 550,535	¥ 710,486	¥ 379,948
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock par or stated value per share | $ / shares					$ 0.00001		$ 0.00001
Common Class A [Member] | Chengxing [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares						161,462,100
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, excluding option, cost not yet recognized, amount						¥ 987,535
Common stock par or stated value per share | $ / shares					$ 0.00001
Nonvested award, cost not yet recognized, period for Recognition		1 year 7 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		15,177,322	28,010,128	7,086,500
Restricted Stock Units (RSUs) [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested award, excluding option, cost not yet recognized, amount								¥ 68,376
Share Based Compensation Expense		¥ 26,582	¥ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares	8,020,000.00
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		25.00%
Share-based payment award, award vesting period		4 years
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		15.00%
Share-based payment award, award vesting period		4 years
Share option vesting rights percentage		40.00%
Restricted Stock Units (RSUs) [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, award vesting rights, percentage		75.00%
Share-based payment award, award vesting period		3 years
Share option vesting rights percentage		25.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation		¥ 12,922	¥ 21,994	¥ 0